As filed with the Securities and Exchange Commission on August 31, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21965

Rochdale Core Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund LLC (the "Fund") invests substantially all of its assets in Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund").  As of June 30, 2009, the Fund owned 35.15% of the Master Fund.  The schedule of investments of the Master Fund is as follows:

SCHEDULE OF INVESTMENTS, June 30, 2009 (Unaudited)

	Percentage of
Long-Term Investment Funds[1]:	Members' Capital	Cost	Fair Value

Controlled Risk/Relative Value:
Blackthorn Partners, LP	4.54%	$2,000,000	$2,372,355
FrontPoint Utility and Energy Fund, LP	2.56	1,500,000	1,338,079
Ionic Capital LLC	4.42	2,000,000	2,308,234
Loomis Sayles Consumer Discretionary Hedge Fund, L.P.	2.35	1,350,000	1,228,554
Polygon Global Opportunities Fund LP	1.52	2,002,777	790,470
Stark Investments Limited Partnership	2.60	1,912,500	1,357,377
Stark Select Asset Fund LLC[2]	0.46	236,643	239,935
SuttonBrook Capital Partners LP	4.36	2,450,000	2,275,374
	22.81	13,451,920	11,910,378
Equity (Long/Short):
AlphaGen RhoCas Fund Ltd.	3.39	1,750,000	1,769,378
Clovis Capital Partners Institutional, LP	3.68	2,075,000	1,922,143
Galleon Diversified Fund, Ltd.	3.81	2,075,000	1,992,289
Horseman Global Fund, L.P.	1.93	1,000,000	1,006,620
Hunter Global Investors Fund I, LP	4.04	2,075,000	2,108,198
Loch Capital Fund I LP	3.29	1,610,000	1,717,817
Seligman Health Spectrum Plus Fund LLC	3.43	1,750,000	1,790,748
SLS Investors, LP	1.37	912,500	715,066
SLS Investors, LP Illiquid SPV[3]	0.00	16,631	2,636
	24.94	13,264,131	13,024,895

Event Driven:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP	2.71	1,400,000	1,414,438
Brencourt Multi Strategy, LP	3.60	2,225,000	1,877,446
Brigade Leveraged Capital Structures Fund LP	4.66	2,300,000	2,433,738
Castlerigg Partners LP	2.86	2,225,000	1,496,156
GoldenTree High Yield Partners, LP	3.21	2,150,000	1,675,086
King Street Capital, LP	5.49	2,475,000	2,868,245
Satellite Fund II, LP	2.27	1,897,892	1,187,444
	24.80	14,672,892	12,952,553

Macro:
Blenheim Commodity Fund, LLC	1.86	1,000,000	971,900
Boronia Diversified Fund (U.S.) LP	1.52	750,000	793,216
Camcap Resources LP	0.88	750,000	462,308
Caxton Global Investments (USA) LLC	0.12	53,166	60,831
Dynamic Domestic Fund, LP	1.85	750,000	964,917
Robeco Transtrend Diversified Fund LLC	2.21	1,000,000	1,153,883
Sunrise Commodities Fund LP	2.82	1,110,000	1,473,255
	11.26	5,413,166	5,880,310

Short-Term Investment:

Money Market Fund:
First American Prime Obligations Fund - Class Y	15.96	8,337,482	8,337,482

Total Investments	99.77%	$55,139,591	$52,105,618

[1]	All investments are non-income producing.
[2]	This Fund is a side pocket of Stark Investments Limited Partnership.
[3]	This Fund consists of the illiquid securities of SLS Investors, LP.

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $55,139,591.  Net unrealized depreciation on investments for tax purposes was $3,033,973 consisting of $2,215,999 of gross unrealized appreciation and $5,249,972 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 99.77% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either  in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently suspended for Polygon Global Opportunities Fund LP, Castlerigg Partners LP, Satellite Fund II L.P., as the funds are in process of being liquidated or restricted.

Special Investments have been established for SLS Investors LP, Caxton Global Investments (USA) LLC, Camcap Resources LP, Brencourt Multi Strategy LP, King Street Capital LP, GoldenTree High Yield Partners, and Stark Investments Limited Partnership.  These investments are long-term, illiquid and gains or losses associated with them flow through to the investors on an as realized basis.

SCHEDULE OF INVESTMENTS, June 30, 2009 (Unaudited), Continued
SFAS 157 - Summary of Fair Value Exposure at June 30, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Underlying Funds
Controlled Risk/Relative Value Strategy	$-	$-	$11,910,378	$11,910,378
Equity (Long/Short) Strategy	-	-	13,024,895	13,024,895
Event Driven Strategy	-	-	12,952,553	12,952,553
Macro Strategy	-	-	5,880,310	5,880,310
Total Investments in Underlying Funds	-	-	43,768,136	43,768,136

Short-Term Investment
Money Market Fund	8,337,482	-	-	8,337,482

Total Investments	$8,337,482	$-	$43,768,136	$52,105,618

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2009	$40,760,054
Accrued discounts/premiums	-
Realized gain (loss)	(849,421)
Change in unrealized appreciation (depreciation)	2,972,480
Net purchases (sales)	885,023
Transfers in and/or out of Level 3 *	-
Balance as of June 30, 2009	$43,768,136

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date   August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date August 24, 2009

By (Signature and Title) /s/ Edmund L. Towers
                                                                 Edmund L. Towers, Treasurer

Date August 21, 2009